Schedule of Investments (unaudited)
August 31, 2024
 Western Asset Massachusetts Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 91.1%
Education — 21.4%
Massachusetts State College Building Authority Revenue, Series A, Refunding, State Intercept Program	4.000%	5/1/36	$250,000	$264,171
Massachusetts State DFA Revenue:
Babson College, Refunding	4.000%	10/1/41	875,000	876,914
Babson College, Refunding	4.000%	10/1/44	700,000	684,058
Brandeis University, Series S, Refunding	5.000%	10/1/40	1,330,000	1,423,005
Brandeis University, Series S-1, Refunding	5.000%	10/1/36	1,535,000	1,659,864
Foxborough Regional Charter School, Series B, Refunding	5.000%	7/1/37	600,000	609,287
Northeastern University Issue, Refunding	5.000%	10/1/44	1,250,000	1,385,618
Senior National Charter School Revolving Loan Fund, Social Bonds, Series C	4.000%	11/1/46	1,000,000	989,756
UMass Boston Student Housing	5.000%	10/1/31	600,000	613,754
Worcester Polytechnic Institute	4.000%	9/1/44	2,000,000	1,947,212
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	1,500,000	1,550,833
Total Education				12,004,472
Health Care — 21.9%
Massachusetts State DFA Revenue:
Beth Israel Lahey Health Inc., Series K, Refunding	5.000%	7/1/38	1,000,000	1,065,270
Beth Israel Lahey Health Inc., Series M	5.000%	7/1/32	750,000	852,395
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	500,000	545,532
Mass General Brigham Issue, Series A-1	5.000%	1/31/30	2,000,000	2,211,924 (a)(b)
Milford Regional Medical Center, Series F, Refunding	5.625%	7/15/36	500,000	500,469
Orchard Cove Obligation, Refunding	5.000%	10/1/39	250,000	258,552
Orchard Cove Obligation, Refunding	5.000%	10/1/49	700,000	710,537
Southcoast Health System, Series G, Refunding	5.000%	7/1/37	1,000,000	1,088,485
Southcoast Health System, Series G, Refunding	4.000%	7/1/46	1,000,000	937,479
Southcoast Health System, Series G, Refunding	5.000%	7/1/50	1,500,000	1,560,265
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	2,500,000	2,523,714
Total Health Care				12,254,622
Industrial Revenue — 2.5%
Massachusetts State DFA Revenue, Seven Hills Foundation and Affiliates Issue, Refunding	4.000%	9/1/39	500,000	502,121
Massachusetts State DFA, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.250%	5/1/27	1,000,000	912,984 (c)(d)
Total Industrial Revenue				1,415,105
Local General Obligation — 2.5%
Plymouth, MA, GO, Refunding	3.500%	5/1/44	1,500,000	1,390,280
Power — 5.2%
Massachusetts State Municipal Wholesale Electric Co. Revenue Bonds:
Cotton Solar Project Issue, Green Bonds, Series A	5.000%	7/1/44	600,000	660,218
Project 2015A Issue, Series A	4.000%	7/1/51	1,955,000	1,900,566
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	300,000	126,750 *(e)
Series A	5.050%	7/1/42	30,000	12,675 *(e)
See Notes to Schedule of Investments.

Western Asset Massachusetts Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Massachusetts Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Power — continued
Series XX	5.250%	7/1/40	$320,000	$135,200 *(e)
Series ZZ, Refunding	—	7/1/18	250,000	105,000 *(f)
Total Power				2,940,409
Special Tax Obligation — 12.7%
Massachusetts State Bay Transportation Authority, Senior Sales Tax Revenue, Sustainability Bonds, Series B	5.250%	7/1/54	2,000,000	2,228,404
Massachusetts State DFA Revenue, Broad Institute Inc., Refunding	5.000%	4/1/37	1,500,000	1,569,462
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL	5.500%	1/1/34	2,025,000	2,324,757
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	100,000	89,952
CAB, Restructured, Series A-1	0.000%	7/1/46	720,000	242,779
Restructured, Series A-1	4.550%	7/1/40	30,000	30,071
Restructured, Series A-1	4.750%	7/1/53	260,000	258,050
Restructured, Series A-1	5.000%	7/1/58	90,000	90,398
Restructured, Series A-2	4.329%	7/1/40	290,000	286,808
Total Special Tax Obligation				7,120,681
State General Obligation — 6.5%
Massachusetts State, GO, Consolidated Loan, Series E	5.000%	9/1/38	3,000,000	3,197,350
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	7,256	4,890
Restructured, Series A-1	5.375%	7/1/25	3,135	3,157
Restructured, Series A-1	5.625%	7/1/27	6,223	6,482
Restructured, Series A-1	5.625%	7/1/29	6,122	6,586
Restructured, Series A-1	5.750%	7/1/31	5,946	6,588
Restructured, Series A-1	4.000%	7/1/33	5,638	5,596
Restructured, Series A-1	4.000%	7/1/35	115,068	113,570
Restructured, Series A-1	4.000%	7/1/37	225,000	220,125
Restructured, Series A-1	4.000%	7/1/41	35,914	34,135
Restructured, Series A-1	4.000%	7/1/46	6,151	5,711
Subseries CW	0.000%	11/1/43	24,929	15,799 (b)
Total State General Obligation				3,619,989
Transportation — 15.5%
Massachusetts State Port Authority Revenue:
Bosfuel Project, Series A, Refunding	5.000%	7/1/49	3,000,000	3,070,437 (d)
Series E	5.000%	7/1/46	3,340,000	3,505,021 (d)
Massachusetts State Transportation Fund Revenue:
Rail Enhancement & Accelerated Bridge Programs, Series A	5.000%	6/1/48	1,000,000	1,040,572
Rail Enhancement & Accelerated Bridge Programs, Series A	5.000%	6/1/49	1,000,000	1,055,471 (g)
Total Transportation				8,671,501
Water & Sewer — 2.9%
Massachusetts State Clean Water Trust, State Revolving Fund, Green Bonds, Series 25B	5.000%	2/1/41	1,200,000	1,362,737
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	250,000	254,789 (c)
Total Water & Sewer				1,617,526

Total Investments before Short-Term Investments (Cost — $52,324,965)				51,034,585
See Notes to Schedule of Investments.

Western Asset Massachusetts Municipals Fund 2024 Quarterly Report

 Western Asset Massachusetts Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Short-Term Investments — 7.8%
Municipal Bonds — 7.8%
Education — 2.4%
Massachusetts State DFA Revenue, Boston University, Series U-6C, Refunding, LOC - TD Bank N.A.	3.900%	10/1/42	$740,000	$740,000 (h)(i)
Massachusetts State HEFA Revenue, Harvard University, Series R, Refunding	3.050%	11/1/49	600,000	600,000 (h)(i)
Total Education				1,340,000
Health Care — 5.4%
Massachusetts State DFA Revenue:
Children Hospital Issue, Series U-1, Refunding, LOC - TD Bank N.A.	3.800%	3/1/48	1,400,000	1,400,000 (h)(i)
Partners Healthcare System Inc., Series K-1, SPA - Wells Fargo Bank N.A.	2.900%	7/1/46	400,000	400,000 (h)(i)
Massachusetts State HEFA Revenue:
Baystate Medical Center, Series J-2, Refunding, LOC - TD Bank N.A.	3.800%	7/1/44	1,000,000	1,000,000 (h)(i)
Partners Healthcare System Inc., Series P-2, SPA - JPMorgan Chase & Co.	2.800%	7/1/27	200,000	200,000 (h)(i)
Total Health Care				3,000,000

Total Short-Term Investments (Cost — $4,340,000)				4,340,000
Total Investments — 98.9% (Cost — $56,664,965)				55,374,585
Other Assets in Excess of Liabilities — 1.1%				617,567
Total Net Assets — 100.0%				$55,992,152

*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	The coupon payment on this security is currently in default as of August 31, 2024.
(f)	The maturity principal is currently in default as of August 31, 2024.
(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(h)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
CAB	—	Capital Appreciation Bonds
DFA	—	Development Finance Agency
GO	—	General Obligation
HEFA	—	Health & Educational Facilities Authority
LOC	—	Letter of Credit
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
See Notes to Schedule of Investments.

Western Asset Massachusetts Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Massachusetts Municipals Fund
At August 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	14	12/24	$1,876,631	$1,847,125	$(29,506)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Massachusetts Municipals Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Massachusetts Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Massachusetts Municipals Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$51,034,585	—	$51,034,585
Short-Term Investments†	—	4,340,000	—	4,340,000
Total Investments	—	$55,374,585	—	$55,374,585
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$29,506	—	—	$29,506

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Massachusetts Municipals Fund 2024 Quarterly Report